Note 7 - Investment in Affiliates (Details) - Financial Information of Equity Method Investees - Income Statements - Equity Method Investments [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Investments [Line Items]
Net Revenues	¥ 599,372	¥ 403,908	¥ 365,521
Gross profit	427,258	346,688	295,954
Income from operations	158,846	184,531	139,211
Net profit	¥ 130,647	¥ 148,891	¥ 116,674